OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Other Non-current Assets
Zimbabwe lithium deposits	$ 34,777	¥ 249,440	¥ 256,484